INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
The movements of the components of the deferred tax assets and deferred tax liabilities are as follows:

($ millions)	Balance at December 31, 2019 (Restated Note 4)	Recognized in Earnings (Loss)	Recognized in Other Comprehensive Income (Loss)	Acquisition	Equity	Other	Balance at December 31, 2020
Deferred income tax assets
Derivative financial instruments	(13)	21	(4)	—	—	—	4
Employee benefits	9	(2)	4	—	—	—	11
Share-based payments	24	(10)	—	—	—	—	14
Provisions	79	4	—	—	—	—	83
Benefit of loss carryforwards	400	(125)	—	—	—	—	275
Other deductible temporary differences	52	16	—	—	(2)	—	66

Deferred income tax liabilities
Property, plant and equipment	2,036	55	—	—	—	—	2,091
Intangible assets	263	(3)	—	—	—	—	260
Investments in equity accounted investees	1,109	(417)	—	—	—	—	692
Taxable limited partnership income deferral	101	(103)	—	—	—	—	(2)
Other taxable temporary differences	(13)	32	—	—	—	(4)	15
Total net deferred tax liabilities	2,945	(340)	—	—	2	(4)	2,603

($ millions)	Balance at December 31, 2018 (Restated Note 3)	Recognized in Earnings (Loss)	Recognized in Other Comprehensive Income (Loss)	Acquisition	Equity	Other	Balance at December 31, 2019 (Restated Note 4)
Deferred income tax assets
Derivative financial instruments	(18)	5	—	—	—	—	(13)
Employee benefits	9	(1)	1	—	—	—	9
Share-based payments	26	(2)	—	—	—	—	24
Provisions	46	16	—	17	—	—	79
Benefit of loss carryforwards	153	256	—	13	—	(22)	400
Other deductible temporary differences	67	(40)	—	28	(3)	—	52

Deferred income tax liabilities
Property, plant and equipment	1,587	286	—	163	—		2,036
Intangible assets	118	(14)	—	159	—	—	263
Investments in equity accounted investees	1,263	(154)	—	—	—	—	1,109
Taxable limited partnership income deferral	122	(46)	—	25	—	—	101
Other taxable temporary differences	7	(13)	—		—	(7)	(13)
Total net deferred tax liabilities	2,814	(175)	(1)	289	3	15	2,945
Reconciliation of Effective Tax Rate

For the years ended December 31		2019
($ millions, except as noted)	2020	(Restated Note 3)
Earnings (loss) before income tax	(416)	1,542
Canadian statutory tax rate (percent)	24.6	26.7
Income tax at statutory rate	(102)	412
Tax rate changes and foreign rate differential	(5)	(349)
Changes in estimate and other	(5)	(35)
Permanent items	12	7
Income tax (recovery) expense	(100)	35
In 2019, the enactment of Alberta Bill 3 reduced corporate income tax rate from 12 percent to 8 percent over a four-year period which resulted in a deferred tax recovery of $305 million. In the fourth quarter of 2020, the Alberta government enacted Bill 35 that accelerated the Alberta corporate income tax rate from 10 percent to 8 percent effective July 1, 2020.
Income Tax Expense

For the years ended December 31		2019
($ millions)	2020	(Restated Note 3)
Current tax expense	240	210
Deferred tax expense
Origination and reversal of temporary differences	(485)	392
Tax rate changes on deferred tax balances	32	(345)
Decrease (increase) in tax loss carry forward	113	(222)
Total deferred tax (recovery)	(340)	(175)
Total income tax (recovery) expense	(100)	35
Deferred Tax Items Recovered Directly in Equity

For the years ended December 31
($ millions)	2020	2019
Share issue costs	(2)	(3)
Other comprehensive income (loss):
Change in fair value of net investment hedges (Note 26)	(4)	—
Remeasurements of defined benefit liability (Note 24)	4	1
Deferred tax items recovered directly in equity	(2)	(2)
Pembina has temporary differences associated with its investments in subsidiaries. At December 31, 2020, Pembina has not recorded a deferred tax asset or liability for these temporary differences (2019: nil) as Pembina controls the timing of the reversal and it is not probable that the temporary differences will reverse in the foreseeable future.
At December 31, 2020, Pembina had U.S. $758 million (2019: U.S. $1.1 billion) of U.S. tax losses that do not expire and $43 million (2019: $67 million) of Canadian tax losses that will expire after 2037. Pembina has determined that it is probable that future taxable profits will be sufficient to utilize these losses.